Description of Organization and Business Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Microvast Holdings, Inc. (“Microvast” or the “Company”) and its subsidiaries (collectively, the “Group”) are primarily engaged in developing, manufacturing, and selling electronic power products for electric vehicles primarily in the People’s Republic of China (“PRC”) and Europe.

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

Microvast, Inc. (“Microvast”) was incorporated under the laws of the State of Texas in the United States of America (“USA”) on October 12, 2006 and re-domiciled to the State of Delaware on December 31, 2015. Microvast, its subsidiaries and variable interest entity (“VIE”) (collectively, the “Group”) are primarily engaged in developing, manufacturing, and selling electronic power products for electric vehicles primarily in the People’s Republic of China (“PRC”) and Europe.

On July 23, 2021 (the “Closing Date”), Microvast, Inc. and Tuscan Holdings Corp. consummated the previously announced merger, pursuant to the Agreement and Plan of Merger (the “Merger Agreement”) dated February 1, 2021, between Tuscan, Microvast, Inc. and TSCN Merger Sub Inc., a Delaware corporation (“Merger Sub”), pursuant to which the Merger Sub merged with and into Microvast, Inc., with Microvast, Inc. surviving the merger. As a result of the merger, Tuscan was renamed “Microvast Holdings, Inc.” (the “Company”). The merger was accounted for as a reverse recapitalization as Microvast, Inc. was determined to be the accounting acquirer under Financial Accounting Standards Board’s Accounting Standards Codification Topic 805, Business Combinations (“ASC 805”). Upon the completion of the merger transaction between Microvast and Tuscan Holdings Corp., the share, per share value and net loss per share available to Microvast’s common stock holders in the financial statements for each of the three years ended December 31, 2020 were retroactively recast to reflect the exchange ratio established in the merger agreements. Refer to Note 27 for details.

As of December 31, 2020, details of the Company’s subsidiaries are as follows:

Subsidiaries	Place of incorporation	Date of incorporation or acquisition	Percentage of ownership
Microvast Power Solutions, Inc (“MP Solutions”)	Texas, USA	July 2013	100%
Microvast Power Systems Co., Ltd. (“MPS”)	Huzhou, PRC	December 2006	91.97%
Microvast Power Systems UK Limited (“MP UK”)	Cardiff, United Kingdom (“UK”)	September 2014	100% owned by MPS
Microvast GmbH (“MV GmbH”)	Germany	May 2016	100%
Huzhou Microvast Electric Vehicle Sales Service, Ltd. (“MV E-Vehicle”)	Huzhou, PRC	July 2017	100% owned by MPS
Huzhou Hong Yang Taxi Co., Ltd. (“MV Taxi”)	Huzhou, PRC	October 2017	100% owned by MPS
Microvast APAC PTE. LTD. (“MV Singapore”)	Singapore	May 2017	100% owned by MPS
Huzhou Hongwei New Energy Automobile Co., Ltd. (“Hongwei”)	Huzhou, PRC	December 2016	100% owned by MPS